EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Jan. 31, 2020
EXPLORATION AND EVALUATION ASSETS (Tables)
Schedule of acquisition and exploration expenditures

The Company has accumulated the following acquisition and exploration expenditures:

	Robertson Property	Ruf & Norma Sass Claims	Eagle & JDN Claims	Robertson Royalty Interest	Total

Balance, January 31, 2018	$-	$162,595	$37,252	$1	$199,848

Exploration costs during the year:
Drilling	-	8,823	-	-	8,823
Royalties	-	4,695	-	-	4,695
Taxes, licenses and permits	-	7,836	15,685	-	23,521

Balance, January 31, 2019	$-	$183,949	$52,937	$1	$236,887

Exploration costs during the year:
Consulting	-	-	13,612	-	13,612
Drilling	-	-	-	-	-
Royalties	-	4,686	-	-	4,686
Taxes, licenses and permits	-	8,294	16,600	-	24,894

Balance, January 31, 2020	$-	$196,929	$83,149	$1	280,079